Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
14.	Leases

Right-of-use assets, net

The Group leases a fleet of cars for its sales staff and qualified employees with different contract expiration dates, as well as computers, servers, printers, real estate (JAFRA distribution center and commercial venues) with different expiration dates, with the latest expiration date in 2028. Those leases were recorded as right of use assets as follows:

	As of January 1, 2021		Additions	Disposals	As of December 31, 2021

Cost	Ps.	39,579	1,388	(3,275)	37,692

	As of January 1, 2021		Depreciation expense	Disposals	As of December 31, 2021

Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	623	59,657	48,433	(1,171)	-	107,542
Buildings		-	7,049	88,051	(484)	-	94,616
Warehouses		17,101	53,575	49,227	-	-	119,903
Office furniture and equipment		-	2,697	5,454	-	-	8,151
Computer equipment		19,968	27,803	3,856	(15)	-	51,612

Cost	Ps.	37,692	150,781	195,021	(1,670)	-	381,824

	As of December 31, 2021		Additions	Disposals	Foreign currency translation	As of December 31, 2022

Vehicles	Ps.	(147)	(21,795)	1,024	-	(20,918)
Buildings		-	(12,947)	-	-	(12,947)
Warehouses		(17,101)	(18,658)	484	-	(35,275)
Office furniture and equipment		-	(1,346)	-	-	(1,346)
Computer equipment		(3,060)	(14,419)	1	(295)	(17,773)

Accumulated depreciation	Ps.	(20,308)	(69,165)	1,509	(295)	88,259

	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	107,542	49,934	(18,206)	(1,862)	137,408
Buildings		94,616	131,450	-	(8,325)	217,741
Warehouses		119,903	2,718	-	(4,767)	117,854
Office furniture and equipment		8,151	3,172	(2,928)	-	8,395
Computer equipment		51,612	15,088	-	-	66,700

Cost	Ps.	381,824	202,362	(21,134)	(14,954)	548,098

	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Vehicles	Ps.	(20,918)	(41,266)	6,275	1,515	(54,394)
Buildings		(12,947)	(23,321)	-	1,428	(34,840)
Warehouses		(35,275)	(26,158)	-	1,514	(59,919)
Office furniture and equipment		(1,346)	(2,651)	1,078	-	(2,919)
Computer equipment		(17,773)	(19,549)	-	-	(37,322)

Accumulated depreciation	Ps.	(88,259)	(112,945)	7,353	4,457	(189,394)

The right-of-use asset depreciation expense for the years of 2023, 2022 and 2021 amounted to Ps.112,945, Ps.69,165 and Ps.6,544, respectively, and is included within administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

As of December 31, 2023, 2022 and 2021, Betterware has master lease contracts for computers, servers and cars and for the year 2022 with the JAFRA Acquisition, lease contracts were added for the JAFRA distribution center, office equipment (printers), cars and premises in different regions.

As of December 31, 2023, 2022 and 2021, Betterware leased warehouses, offices, commercial space, and equipment, used in normal operations of the Group’s companies, to which the short-term exemption was applied, considering that the lease term was for less than one year. The rental expense for the years ended December 31, 2023, 2022 and 2021, amounted to Ps.15,295, Ps.31,003 and Ps.52,660, respectively.

Lease liability

The lease liabilities as of December 31, 2023, 2022 and 2021 are described below.

Lease liability
Balance as of January 1, 2021	Ps.	24,378
Lease additions (1)		1,388
Lease disposals (1)		(1,704)
Rent payments (principal and interest) (2)		(6,899)
Interest expense (1)		717
Balance as of December 31, 2021		17,880
Subsidiaries’ Acquisitions (1)		146,187
Lease additions (1)		193,856
Lease disposals (1)		(195)
Rent payments (principal and interest) (2)		(76,214)
Foreign currency translation (1)		(1,172)
Interest expense (1)		11,566
Balance as of December 31, 2022		291,908
Lease additions (1)		202,362
Lease disposals (1)		(12,298)
Rent payments (principal and interest) (2)		(123,241)
Foreign currency translation (1)		(12,526)
Interest expense (1)		26,771
Balance as of December 31, 2023	Ps.	372,976

(1)	Changes that do not represent cash flow

(2)	Changes that represent cash flow

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2024	Ps	140,942
2025		111,495
2026		71,639
2027		40,974
2028-2034		146,541

	Ps	511,591